Significant Accounting Policies (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Interest payment related to borrowings	R$ 2,583	R$ 1,085	R$ 783
Interest payment related to lease	R$ 1,060	R$ 977	R$ 772